Document and Entity Information	Mar. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001051470
Document Type	8-K
Document Period End Date	Mar. 20, 2024
Entity Registrant Name	Crown Castle Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-1908
City Area Code	(713)
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false